Cash and cash equivalents and marketable securities (Tables)	12 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents and Marketable Securities [Abstract]
Schedule of cash and cash equivalents

	CDI*	2019	2018
Cash and banks	-	25,614	23,101
Repurchase agreements (a)	62%	12,632	15,242
Bank deposit certificates	98% a 100%	46,262	33,137
Brazilian treasury bonds	101% a 102%	22,119	32,834
		106,627	104,314

*	Interbank Deposit Certificates

(a)	The Company uses this type of investment for funds that will be redeemed in less than 30 days, according to the projected cash flow and also in case of need to invest funds that were received after banking hours.

Schedule of Marketable securities

	2019	2018

Bank deposit certificates (a)	3,983	1,129
Treasury financial bills (c)	55	10,086
Total current	4,038	11,215

Bank deposit certificates (a)	-	9,588
Banco do Nordeste (BNB) (a) / (b)	9,114	8,638
Total noncurrent	9,114	18,226
Marketable securities	13,152	29,441

(a)	Indexed to rates from 98% to 102.5% of the CDI – Interbank Deposit Certificate.
(b)	The securities in BNB consist of CDBs provided as collateral for financing and must be held up to the end of the contract (see Note 15).
(c)	Treasury bonds indexed to the Selic rate.